Mezzanine Equity	6 Months Ended	12 Months Ended
	Apr. 30, 2025	Oct. 31, 2024
Mezzanine Equity
Mezzanine Equity

Note 13 – Mezzanine Equity

The Company was authorized to issue 9,777,384 shares of preferred shares with a par value of $0.0001 each, of which, (i) 1,476,741 shares are designated as Series A-1 Preferred Shares, (ii) 601,884 shares are designated as Series A-2 Preferred Shares, (iii) 2,054,487 shares are designated as Series B-1 Preferred Shares, (iv) 3,668,728 shares are designated as Series B-2 Preferred Shares, and (v) 1,975,544 shares are designated as Series B+ Preferred Shares.

Since inception to October 31, 2022, 9,777,384 preferred shares were issued and outstanding. There was no additional issuance since October 31, 2022 to date. The following table summarized the preferred shares outstanding as of April 30, 2025:

			Number
Issuance Date	Class of Shares	Warrants	of Shares
March 8, 2019	Series A-1 Preferred Shares		1,476,741
March 8, 2019	Series A-2 Preferred Shares		601,884
October 15, 2019	Series B-1 Preferred Shares		1,630,545
December 22, 2020	Series B-1 Preferred Shares	Series B-1 warrant	423,942
June 21, 2021	Series B-2 Preferred Shares		2,934,983
June 21, 2021	Series B-2 Preferred Shares		733,745
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	372,429
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	1,241,431
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	198,629
June 21, 2022	Series B+ Preferred Shares		163,055
			9,777,384

In connection with the preferred shares issuances, the Company issued warrants to its preferred shareholders to purchase a total of 423,942 shares of Series B-1 preferred shares (“Series B-1 Warrant”) and 1,812,489 shares of Series B+ preferred shares (“Series B+ Warrant”) as of October 31, 2022. There was no additional issuance since October 31, 2022 to date.

The Series B-1Warrants have an exercise price of $3.0665 per share. The Series B+ Warrants have an exercise price of $6.1329 per share.

Certain rights, preferences and privileges of the preferred shares are as follows:

Dividends Rights

The directors may declare dividends and distributions on preferred shares in issue and authorize payment of the dividends or distributions out of the funds of the Company lawfully available therefor. No dividend or distribution shall be paid except out of the realized or unrealized profits of the Company, or out of the share premium account or as otherwise permitted by the Statute.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of the Company, the holders of the preferred shares shall be entitled to receive for each preferred shares held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of any other class or series of shares by reason of their ownership of such shares, an amount equal to the sum of (i) 100% of the issue price, (ii) an compound return at an annual interest rate of 10% for each year, and (iii) any and all accrued or declared but unpaid dividends on such preferred shares. The remaining liquidation funds shall be distributed ratably among the ordinary shareholders and the preferred shareholders in proportion to the number of shares held by them.

Conversion Rights

The holders of the preferred shares shall have the rights described below with respect to the conversion of the preferred shares into ordinary shares:

●	Any preferred share may, at the option of the holder, be converted at any time after the date of issuance of such shares, into ordinary shares based on the then-effective conversion price
●	Each preferred share shall automatically be converted into ordinary shares based on the then-effective conversion price for such preferred share in effect at the time immediately upon the closing of a qualified IPO

The conversion price shall be adjusted and re-adjusted from time to time if as a result of share split, division, combination, dividend, reorganization, mergers, consolidations, re-classifications, exchanges, substitutions, recapitalization or similar events.

Voting Rights

The holder of any preferred share issued and outstanding, whether in person or by proxy, shall have one vote for each preferred share held by such holder. Moreover, the rights relating to the capital shares, such as any amendment or change of the rights, preferences, privileges or powers of the preferred shares, or any stock split, share consolidation and others should be protective, and the Company shall not take any actions without the affirmative vote or prior written consents of the ordinary majority and the preferred majority.

Redemption Rights

Provided that a qualified IPO or a deemed liquidation event has not been consummated by the Company on or before December 31, 2027, the preferred holder has rights to require the Company redeem all or a portion of such shares at the redemption price, which shall be the sum of (x) 100% of the applicable preferred share purchase price, (y) a compound return at an annual interest rate of 10% for each year, and (z) any declared but unpaid dividends on such preferred share, upon written notice. Once received such notice, the Company shall not (and shall not permit any subsidiary to) take any action which would have the effect of delaying, undermining or restricting the redemption.

SEC Accounting Series Release No. 268 (“ASR 268”) requires preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity if they are redeemable (1) at a fixed or determinable price on a fixed or determinable date, (2) at the option of the holder, or (3) upon the occurrence of an event that is not solely within the control of the issuer. In accordance with applicable accounting standards, all outstanding preferred shares were qualified as redeemable securities and are classified as mezzanine equity.

As of April 30, 2024, the Company recorded $10,979,222 in accrued interest, with a 10% annual compound rate, and added it to the carrying value of the preferred shares, resulting in the carrying amount accreted to $10,980,199.

As of April 30, 2025, the Company recorded $12,890,596 in accrued interest, with a 10% annual compound rate, and added it to the carrying value of the preferred shares, resulting in the carrying amount accreted to $12,891,574.

In June 2025, all preferred shares were converted to ordinary shares.

In accounting for the issuance of the preferred shares under ASU 2020-06, the Company recorded each issuance as a single amount in its entirety according to the new framework. The new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments.

Note 13 – Mezzanine Equity

The Company was authorized to issue 9,777,384 shares of preferred shares with a par value of $0.0001 each, of which, (i) 1,476,741 shares are designated as Series A-1 Preferred Shares, (ii) 601,884 shares are designated as Series A-2 Preferred Shares, (iii) 2,054,487 shares are designated as Series B-1 Preferred Shares, (iv) 3,668,728 shares are designated as Series B-2 Preferred Shares, and (v) 1,975,544 shares are designated as Series B+ Preferred Shares.

Since inception to October 31, 2022, 9,777,384 preferred shares were issued and outstanding. There was no additional issuances during the years ended October 31, 2024 and 2023. The following table summarized the preferred shares outstanding as of October 31, 2024:

			Number
Issuance Date	Class of Shares	Warrants	of Shares
March 8, 2019	Series A-1 Preferred Shares		1,476,741
March 8, 2019	Series A-2 Preferred Shares		601,884
October 15, 2019	Series B-1 Preferred Shares		1,630,545
December 22, 2020	Series B-1 Preferred Shares	Series B-1 warrant	423,942
June 21, 2021	Series B-2 Preferred Shares		2,934,983
June 21, 2021	Series B-2 Preferred Shares		733,745
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	372,429
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	1,241,431
June 13, 2022	Series B+ Preferred Shares	Series B+ warrant	198,629
June 21, 2022	Series B+ Preferred Shares		163,055
			9,777,384

In connection with the preferred shares issuances, the Company issued warrants to its preferred shareholders to purchase a total of 423,942 shares of Series B-1 preferred shares (“Series B-1 Warrant”) and 1,812,489 shares of Series B+ preferred shares (“Series B+ Warrant”) as of October 31, 2022. No issuance during the years ended October 31, 2024 and 2023.

The Series B-1Warrants have an exercise price of $3.0665 per share. The Series B+ Warrants have an exercise price of $6.1329 per share.

Certain rights, preferences and privileges of the preferred shares are as follows:

Dividends Rights

The directors may declare dividends and distributions on preferred shares in issue and authorize payment of the dividends or distributions out of the funds of the Company lawfully available therefor. No dividend or distribution shall be paid except out of the realized or unrealized profits of the Company, or out of the share premium account or as otherwise permitted by the Statute.

Liquidation Rights

In the event of any liquidation, dissolution or winding up of the Company, the holders of the preferred shares shall be entitled to receive for each preferred shares held by such holder, on parity with each other and prior and in preference to any distribution of any of the assets or funds of the Company to the holders of any other class or series of shares by reason of their ownership of such shares, an amount equal to the sum of (i) 100% of the issue price, (ii) an compound return at an annual interest rate of 10% for each year, and (iii) any and all accrued or declared but unpaid dividends on such preferred shares. The remaining liquidation funds shall be distributed ratably among the ordinary shareholders and the preferred shareholders in proportion to the number of shares held by them.

Conversion Rights

The holders of the preferred shares shall have the rights described below with respect to the conversion of the preferred shares into ordinary shares:

●	Any preferred share may, at the option of the holder, be converted at any time after the date of issuance of such shares, into ordinary shares based on the then-effective conversion price
●	Each preferred share shall automatically be converted into ordinary shares based on the then-effective conversion price for such preferred share in effect at the time immediately upon the closing of a qualified IPO

The conversion price shall be adjusted and re-adjusted from time to time if as a result of share split, division, combination, dividend, reorganization, mergers, consolidations, re-classifications, exchanges, substitutions, recapitalization or similar events.

Voting Rights

The holder of any preferred share issued and outstanding, whether in person or by proxy, shall have one vote for each preferred share held by such holder. Moreover, the rights relating to the capital shares, such as any amendment or change of the rights, preferences, privileges or powers of the preferred shares, or any stock split, share consolidation and others should be protective, and the Company shall not take any actions without the affirmative vote or prior written consents of the ordinary majority and the preferred majority.

Redemption Rights

Provided that a qualified IPO or a deemed liquidation event has not been consummated by the Company on or before December 31, 2027, the preferred holder has rights to require the Company redeem all or a portion of such shares at the redemption price, which shall be the sum of (x) 100% of the applicable preferred share purchase price, (y) a compound return at an annual interest rate of 10% for each year, and (z) any declared but unpaid dividends on such preferred share, upon written notice. Once received such notice, the Company shall not (and shall not permit any subsidiary to) take any action which would have the effect of delaying, undermining or restricting the redemption.

SEC Accounting Series Release No. 268 (“ASR 268”) requires preferred securities that are redeemable for cash or other assets to be classified outside of permanent equity if they are redeemable (1) at a fixed or determinable price on a fixed or determinable date, (2) at the option of the holder, or (3) upon the occurrence of an event that is not solely within the control of the issuer. In accordance with applicable accounting standards, all outstanding preferred shares were qualified as redeemable securities and are classified as mezzanine equity.

For the year ended October 31, 2023, the Company recorded $9,088,624 in accrued interest, with a 10% annual compound rate, and added it to the carrying value of the preferred shares, resulting in the carrying amount accreted to $9,089,601.

For the year ended October 31, 2024, the Company recorded $12,890,596 in accrued interest, with a 10% annual compound rate, and added it to the carrying value of the preferred shares, resulting in the carrying amount accreted to $12,891,574.

In accounting for the issuance of the preferred shares under ASU 2020-06, the Company recorded each issuance as a single amount in its entirety according to the new framework. The new ASU eliminates the beneficial conversion and cash conversion accounting models for convertible instruments.